Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 571	$ 187,473		$ 570	$ (158,623)	$ (23)	$ 29,968
Balance, shares at Dec. 31, 2009	23,946,316
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,419					3,419
Exercise of options and warrants	39	41					80
Exercise of options and warrants	1,437,694						1,229,694
Payments to acquire treasury shares			(1,136)				(1,136)
Foreign currency translation adjustments				(316)		1	(315)
Change in net unrealized gain on Avalable-for-sale securities				391			391
Net loss					(6,189)	(102)	(6,291)
Balance at Dec. 31, 2010	610	190,933	(1,136)	645	(164,812)	(124)	26,116
Balance, shares at Dec. 31, 2010	25,384,010
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		1,933					1,933
Exercise of options and warrants	22	186					208
Exercise of options and warrants	799,230						799,230
Shares issued in connection with the purchase of business operation	4	358					362
Shares issued in connection with the purchase of business operation, shares	130,521
Adjustment to contingent consideration in connection with the purchase of business operation		(116)					(116)
Issuance of shares, net of issuance expenses of $268	172	16,447					16,619
Issuance of shares, net of issuance expenses of $268, shares	6,000,000
Payments to acquire treasury shares			(864)				(864)
Foreign currency translation adjustments				(443)		5	(438)
Change in net unrealized gain on Avalable-for-sale securities				(285)			(285)
Net loss					(6,925)	(168)	(7,093)
Balance at Dec. 31, 2011	808	209,741	(2,000)	(83)	(171,737)	(287)	36,442
Balance, shares at Dec. 31, 2011	32,313,761
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		951					951
Exercise of options and warrants	12						12
Exercise of options and warrants	624,250						624,250
Warrants issued in connection with the purchase of business operation		147					147
Adjustment to contingent consideration in connection with the purchase of business operation		14					14
Foreign currency translation adjustments				175		(4)	171
Change in net unrealized gain on Avalable-for-sale securities				(56)			(56)
Net loss					(17,394)	(168)	(17,562)
Balance at Dec. 31, 2012	$ 820	$ 210,853	$ (2,000)	$ 36	$ (189,131)	$ (459)	$ 20,119
Balance, shares at Dec. 31, 2012	32,938,011